Interest-bearing Loans and Borrowings - Additional Information (Detail)						12 Months Ended
	Nov. 16, 2018 GBP (£)	Sep. 30, 2018 GBP (£) Installment shares	Aug. 07, 2017 GBP (£) Installment	Apr. 26, 2017 GBP (£) £ / shares shares	Jun. 03, 2016 £ / shares shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Aug. 17, 2017 £ / shares
Disclosure of detailed information about borrowings [line items]
Issue of warrants over shares	£ 44,156					£ 44,156
Effective interest rate						10.00%
Interest-bearing loans and borrowings , Current						£ 6,837,884	£ 1,939,806
Interest-bearing loans and borrowings , Non current						14,646,753	18,812,511
Accreted interest on bank loan						781,998	66,935
Bank loan [member]
Disclosure of detailed information about borrowings [line items]
borrowing interest rate		8.50%	9.00%
Notes issued value			£ 0
Interest-bearing loans and borrowings						19,445,756	18,774,924
Notional amount			£ 0
Number of monthly installments | Installment		23	30
Loan maturity date		March 1, 2021	March 31, 2021
Issue of warrants over shares			£ 10,000,000
Interest rate on loans		8.50%	9.00%
Percentage of principal amount due		10.50%	7.50%
Headline interest rate		8.50%	9.00%
Principal amount		£ 20,455,000
Loan amount payable date		Apr. 30, 2019
Losses on borrowings recognized in profit and loss		£ 730,037
Number of additional warrants | shares		225,974
Fair value of additional warrants		£ 375,343
Interest-bearing loans and borrowings						19,445,756	18,774,924
Interest-bearing loans and borrowings , Current						6,837,884	1,939,806
Interest-bearing loans and borrowings , Non current						£ 12,607,872	£ 16,835,118
Bank loan [member] | August 21, 2017 Tranche 1 [member]
Disclosure of detailed information about borrowings [line items]
Fair value of warrants issued			£ 657,676
Fair value of loan liability			9,342,324
Annual value of this interest charge			£ 182,133
Effective interest rate			1.95%
Bank loan [member] | December 29, 2017 Tranche 2 [member]
Disclosure of detailed information about borrowings [line items]
Fair value of warrants issued			£ 634,335
Fair value of loan liability			9,365,665
Annual value of this interest charge			£ 194,892
Effective interest rate			2.08%
Novartis Pharma AG [member]
Disclosure of detailed information about borrowings [line items]
Issuance of unsecured convertible loan notes | shares					3,463,563
Share price per share | £ / shares					£ 1
borrowing interest rate					4.00%
Headline interest rate					4.00%
Novartis [member]
Disclosure of detailed information about borrowings [line items]
Convertible loan amount				£ 1,398,553
Number of converted loans converted to ordinary shares | shares				632,829			934,394
Conversion price per share | £ / shares				£ 2.21				£ 2.21
Reduction in interest-bearing loans and borrowings				£ 1,187,974
Reduction in other capital reserves				208,680
Reduction in accumulated losses				£ 62,375
Bonus shares | shares				588,532		864,988	864,988
Principal value convertible loans							£ 2,065,011
Percentage of current share capital							2.50%
Conversion price ratio						93.00%
Notes issued value						£ 2,946,761
Discounted debt ratio percentage						10.00%
Interest-bearing loans and borrowings						£ 2,038,881	£ 1,977,393
Equity component of the Notes						308,123	308,123
Notional amount						2,946,761
Interest-bearing loans and borrowings						£ 2,038,881	£ 1,977,393